Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Subtotal		$ 452,607	$ 140,991
Less: accumulated depreciation		161,576	99,875
Total	$ 301,939	291,031	41,116
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal		71,778	83,437
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Subtotal		2,825	2,913
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Subtotal		203,751
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 174,253	$ 54,641